Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share
Basic earnings per share
Basic earnings per share for the years ended December 31, 2020, 2019 and 2018 was determined by dividing the Net profit attributable to the equity holders of the parent by the weighted average number of shares outstanding during each period.
The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31,
		2020	2019	2018
Net profit attributable to owners of the parent	million	€29	€6,622	€3,608
Weighted average number of shares outstanding	thousand	1,572,020	1,564,114	1,548,439
Basic earnings per share	€	€0.02	€4.23	€2.33

		Years ended December 31,
		2020	2019	2018
Net profit from continuing operations attributable to owners of the parent	million	€29	€2,694	€3,323
Weighted average number of shares outstanding	thousand	1,572,020	1,564,114	1,548,439
Basic earnings per share from continuing operations	€	€0.02	€1.72	€2.15

		Years ended December 31,
		2020	2019	2018
Net profit from discontinued operations attributable to owners of the parent	million	€—	€3,928	€285
Weighted average number of shares outstanding	thousand	1,572,020	1,564,114	1,548,439
Basic earnings per share from discontinued operations	€	€—	€2.51	€0.18
Diluted earnings per share
In order to calculate the diluted earnings per share, the weighted average number of shares outstanding was increased to take into consideration the theoretical effect of potential common shares that would be issued for the restricted and performance share units outstanding and unvested at December 31, 2020, 2019 and 2018 (Note 18, Share-based compensation), as determined using the treasury stock method.
For the year ended December 31, 2020, the theoretical effect that would arise if some of the PSU TSR awards granted in 2018 and some of the PSU Adjusted EBIT awards granted in 2019 (refer to Note 18, Share-based compensation) were exercised was not taken into consideration in the calculation of diluted earnings per share as this would have had an anti-dilutive effect.
For the year ended December 31, 2019, the theoretical effect that would arise if some of the RSU awards granted in 2018 and some of the PSU TSR awards granted in 2019 (refer to Note 18, Share-based compensation) were exercised was not taken into consideration in the calculation of diluted earnings per share as this would have had an anti-dilutive effect.
There were no instruments excluded from the calculation of diluted earnings per share because of an anti-dilutive impact for the year ended December 31, 2018.
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31,
		2020	2019	2018
Net profit attributable to owners of the parent	million	€29	€6,622	€3,608
Weighted average number of shares outstanding	thousand	1,572,020	1,564,114	1,548,439
Number of shares deployable for share-based compensation	thousand	5,293	6,736	19,400
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,577,313	1,570,850	1,567,839
Diluted earnings per share	€	€0.02	€4.22	€2.30

		Years ended December 31,
		2020	2019	2018
Net profit from continuing operations attributable to owners of the parent	million	€29	€2,694	€3,323
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,577,313	1,570,850	1,567,839
Diluted earnings per share from continuing operations	€	€0.02	€1.71	€2.12

		Years ended December 31,
		2020	2019	2018
Net profit from discontinued operations attributable to owners of the parent	million	€—	€3,928	€285
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,577,313	1,570,850	1,567,839
Diluted earnings per share from discontinued operations	€	€—	€2.50	€0.18